Research and development expense (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Components of research and development expense

	December 31, 2018	December 31, 2017	December 31, 2016
Pre-clinical projects	873,453	642,821	546,429
Clinical projects	846,235	12,365,768	16,639,304
Drug manufacturing and substance	2,185,292	2,027,184	2,608,814
Employee benefits and expenses	1,652,791	2,773,516	2,854,624
Lease expenses	65,921	111,680	84,344
Patents and trademarks	634,986	603,892	941,836
Regulatory projects	398,426	632,387	1,043,287
Depreciation tangible assets	32,485	53,594	58,125
Total research and development expense	6,689,589	19,210,842	24,776,763